LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities
	December 31,
	2024	2023

Operating lease right-of-use assets, net	$23,194	$25,486

Operating lease liabilities, current	$4,330	$4,034
Operating lease liabilities, non-current	25,264	28,475

Total operating lease liabilities	$29,594	$32,509

Weighted average remaining lease term (years)	7.93	8.90
Weighted average discount rate of operating leases	4.58%	4.59%

Schedule of Operating Lease Costs
	Year ended December 31,
	2024	2023	2022
Operating lease costs	$3,656	$3,788	$4,455
Variable lease payments	$413	$274	$13
Short term lease costs	$116	$75	$175
Cash paid for operating leases, net of operating cash flows from lease incentives received	$4,442	$3,072	$(5,314)

Schedule of Minimum Lease Payments Over the Remaining Lease
Year ended December 31,
2025	$4,420
2026	4,423
2027	4,414
2028	4,300
2029 and thereafter	17,556

Total undiscounted lease payments	$35,113

Less: interest	5,519

Present value of lease liabilities	$29,594